Goodwill and other intangible assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill

The goodwill balance and changes in the carrying amount is as follows:

(In $ millions)	December 31, 2016	December 31, 2015
Opening balance
Goodwill	795	836
Accumulated impairment losses	(795)	(232)
Total opening goodwill	—	604

Disposals of businesses and deconsolidation of subsidiaries (Note 11)	—	(41)
Impairment of goodwill	—	(563)

Closing balance
Goodwill	795	795
Accumulated impairment losses	(795)	(795)
Total closing goodwill	—	—

Other Intangible Assets
The gross carrying amounts and accumulated amortization were as follows:

	December 31, 2016			December 31, 2015
(In US$ millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Unfavorable contracts - intangible liabilities
Balance at the beginning of the period	444	(313)	131	444	(197)	247
Additions	—	—	—	—	—	—
Amortization of unfavorable contracts	—	(65)	(65)	—	(116)	(116)
Balance at the end of the period	444	(378)	66	444	(313)	131

Finite-Lived Intangible Liabilities, Future Amortization Expense
The table below shows the amounts relating to favorable and unfavorable contracts that is expected to be amortized over the next five years:

	Year ended December 31,
(In US$ millions)	2017	2018	2019	2020	2021	Total
Amortization of unfavorable contracts	43	23	—	—	—	66